Revenue - Revenue from the Transfer of Goods and Services (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue	$ 281,097	$ 55,196
Point-in-time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue	271,105	46,975
Over-time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue	9,992	8,221
Cannabis | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue	268,592	44,550
Cannabis | Revenue from provision of services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue	9,992	8,221
Cannabis | Point-in-time | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue	268,592	44,550
Cannabis | Point-in-time | Revenue from provision of services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue	0	0
Cannabis | Over-time | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue	0	0
Cannabis | Over-time | Revenue from provision of services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue	9,992	8,221
Other | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue	2,513	2,425
Other | Point-in-time | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue	2,513	2,425
Other | Over-time | Revenue from sale of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue	$ 0	$ 0